Income Taxes (Details) - USD ($)	3 Months Ended	10 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Income Taxes (Details) [Line Items]
Deferred tax assets before valuation allowance		$ 5,800,000
Net operating losses	$ 40,100,000	$ 24,200,000
Expire date	2028	2028
Deferred tax assets before valuation allowance	$ 7,700,000
Valuation allowance	7,700,000	$ 5,845,118
Deferred Income Tax Charge [Member]
Income Taxes (Details) [Line Items]
Deferred tax assets before valuation allowance		$ 5,800,000
Expire in 2028 [Member]
Income Taxes (Details) [Line Items]
Net operating losses	24,200,000
Expire in 2029 [Member]
Income Taxes (Details) [Line Items]
Net operating losses	$ 15,800,000
Expire date	2029